Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Change in fair value of mortgage servicing rights
Balance, beginning of period					$ 2,080	$ 2,080
Additions	2,204					13,886
Changes in fair value: Due to changes in model inputs or assumptions	(51)					4,782
Changes in fair value: Due to customer payments	(73)					(599)
Balance, end of period	2,080	35,877		35,877		20,149
Mortgage loans serviced for others	352,753					1,965,883
MSR as a percentage of serviced mortgage loans	0.59%					1.02%
MSR
Change in fair value of mortgage servicing rights
Balance, beginning of period		29,939	4,430	20,149	2,080	2,080
Additions		7,376	2,180	14,808	4,305
Changes in fair value: Due to changes in model inputs or assumptions		(1,113)	608	1,651	907
Changes in fair value: Due to customer payments		(325)	(107)	(731)	(181)
Balance, end of period	2,080	35,877	7,111	35,877	7,111	20,149
Mortgage loans serviced for others		$ 3,300,871		$ 3,300,871		$ 1,965,883
MSR as a percentage of serviced mortgage loans				1.09%		1.02%
Assumptions used in measuring fair value
Weighted average constant prepayment rate (as a percent)	15.71%			10.32%		9.72%
Weighted average discount rate (as a percent)	20.67%			11.11%		12.37%
Weighted average life	5 years 8 months 12 days			7 years 2 months 12 days		7 years 7 months 6 days